Consolidated statement of financial position	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-Current Assets
Property, plant and equipment	$ 312,856,000	$ 271,607,000	$ 138,317,000
Intangible assets and goodwill	473,957,000	414,674,000	210,723,000
Deferred tax asset	1,463,000	2,171,000	1,392,000
Prepayments	24,151,000	23,384,000	0
Trade and other receivables	33,647,000	40,916,000	13,235,000
Total Non-Current Assets	846,074,000	752,752,000	363,667,000
Current Assets
Inventory	30,692,000	22,977,000	14,504,000
Loans to executives	0	0	5,207,000
Trade and other receivables	61,468,000	45,312,000	63,104,000
Prepayments	52,090,000	48,118,000	23,262,000
Cash and cash equivalents	512,614,742	900,606,000	82,314,000
Total Current Assets	656,865,000	1,017,013,000	188,391,000
TOTAL ASSETS	1,502,939,000	1,769,765,000	552,058,000
Capital and reserves
Share capital	70,317,122	74,046,000	274,126,000
Share premium	5,844,397,000	5,844,397,000	331,718,000
Other reserves	(3,173,899,000)	(3,095,804,000)	79,888,000
Accumulated deficit	(1,697,011,000)	(1,597,061,000)	(292,680,000)
Total Equity	1,043,804,000	1,225,578,000	393,052,000
Non-Current Liabilities
Deferred tax liability	7,077,000	7,465,000	3,375,000
Warrants	334,000	3,611,000	0
Loans and borrowings	364,547,000	451,525,000	107,870,000
Total Non-Current Liabilities	371,958,000	462,601,000	111,245,000
Current Liabilities
Current tax liabilities	2,619,000	358,000	615,000
Loans and borrowings	17,221,000	14,258,000	5,221,000
Trade and other payables	67,337,000	66,970,000	41,925,000
Total Current Liabilities	87,177,000	81,586,000	47,761,000
TOTAL EQUITY AND LIABILITIES	$ 1,502,939,000	$ 1,769,765,000	$ 552,058,000